UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2015

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series 1000 Value Index Fund

October 31, 2015

1.967969.101
XS6-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.4%
Gentex Corp.	26,192	$429,287
Johnson Controls, Inc.	90,868	4,105,416
Lear Corp.	3,368	421,202
The Goodyear Tire & Rubber Co.	47,957	1,574,908
		6,530,813
Automobiles - 1.2%
Ford Motor Co.	693,736	10,274,230
General Motors Co.	285,563	9,969,004
Harley-Davidson, Inc.	16,752	828,386
		21,071,620
Distributors - 0.0%
Genuine Parts Co.	1,923	174,531
Diversified Consumer Services - 0.0%
Graham Holdings Co.	620	342,531
H&R Block, Inc.	3,137	116,885
		459,416
Hotels, Restaurants & Leisure - 0.6%
ARAMARK Holdings Corp.	2,881	87,438
Carnival Corp. unit	75,475	4,081,688
Darden Restaurants, Inc.	17,908	1,108,326
Hyatt Hotels Corp. Class A (a)	6,053	305,071
International Game Technology PLC	5,397	87,539
MGM Mirage, Inc. (a)	73,592	1,706,598
Norwegian Cruise Line Holdings Ltd. (a)	1,866	118,715
Royal Caribbean Cruises Ltd.	30,559	3,005,478
Wendy's Co.	36,293	332,444
Wynn Resorts Ltd.	1,638	114,578
		10,947,875
Household Durables - 0.5%
D.R. Horton, Inc.	34,181	1,006,289
Garmin Ltd. (b)	21,046	746,502
Lennar Corp.:
Class A (b)	18,806	941,616
Class B	1,026	42,517
Mohawk Industries, Inc. (a)	3,277	640,654
Newell Rubbermaid, Inc.	23,681	1,004,785
PulteGroup, Inc.	64,784	1,187,491
Toll Brothers, Inc. (a)	20,316	730,767
Tupperware Brands Corp.	472	27,787
Whirlpool Corp.	12,911	2,067,568
		8,395,976
Internet & Catalog Retail - 0.1%
Liberty Interactive Corp. QVC Group Series A (a)	48,172	1,318,468
Leisure Products - 0.1%
Brunswick Corp.	4,331	233,051
Hasbro, Inc.	3,726	286,269
Mattel, Inc. (b)	60,117	1,477,676
Vista Outdoor, Inc. (a)	9,899	442,683
		2,439,679
Media - 1.2%
Cable One, Inc.	621	269,166
Cablevision Systems Corp. - NY Group Class A	30,802	1,003,837
Clear Channel Outdoor Holding, Inc. Class A (a)	4,088	30,578
Comcast Corp.:
Class A	36,574	2,290,264
Class A (special) (non-vtg.)	6,581	412,695
Discovery Communications, Inc.:
Class A (a)(b)	2,547	74,984
Class C (non-vtg.) (a)	4,327	119,079
DISH Network Corp. Class A (a)	12,645	796,256
Gannett Co., Inc.	20,211	319,738
John Wiley & Sons, Inc. Class A	8,252	431,827
Liberty Broadband Corp.:
Class A (a)	4,612	251,631
Class C (a)	11,825	635,830
Liberty Media Corp.:
Class A (a)	18,582	757,402
Class C (a)	35,658	1,396,011
News Corp.:
Class A	68,256	1,051,142
Class B	21,462	332,232
Tegna, Inc.	40,308	1,089,928
Thomson Reuters Corp.	58,571	2,404,475
Time Warner, Inc.	71,058	5,353,510
Tribune Media Co. Class A	14,363	579,260
Twenty-First Century Fox, Inc.:
Class A	67,873	2,083,022
Class B	27,832	859,452
		22,542,319
Multiline Retail - 0.6%
Dillard's, Inc. Class A	3,516	314,612
JC Penney Corp., Inc. (a)(b)	54,399	498,839
Kohl's Corp.	36,035	1,661,934
Macy's, Inc.	16,936	863,397
Sears Holdings Corp. (a)(b)	2,081	48,633
Target Corp.	104,033	8,029,267
		11,416,682
Specialty Retail - 0.4%
Aarons, Inc. Class A	9,837	242,679
Best Buy Co., Inc.	53,927	1,889,063
Cabela's, Inc. Class A (a)(b)	8,143	318,961
CST Brands, Inc.	2,358	84,723
Dick's Sporting Goods, Inc.	5,087	226,626
DSW, Inc. Class A	12,272	306,064
Foot Locker, Inc.	3,351	227,030
GameStop Corp. Class A (b)	19,043	877,311
Murphy U.S.A., Inc. (a)	7,566	464,325
Office Depot, Inc. (a)	80,229	611,345
Penske Automotive Group, Inc.	4,733	231,160
Staples, Inc.	113,837	1,478,743
Tiffany & Co., Inc.	4,948	407,913
		7,365,943
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	42,223	1,317,358
Fossil Group, Inc. (a)	1,350	73,454
PVH Corp.	14,690	1,336,056
Ralph Lauren Corp.	10,060	1,114,346
		3,841,214

TOTAL CONSUMER DISCRETIONARY		96,504,536

CONSUMER STAPLES - 6.7%
Beverages - 0.1%
Brown-Forman Corp.:
Class A (b)	336	38,556
Class B (non-vtg.)	1,574	167,127
Molson Coors Brewing Co. Class B	24,500	2,158,450
		2,364,133
Food & Staples Retailing - 1.8%
CVS Health Corp.	14,635	1,445,645
Rite Aid Corp. (a)	71,515	563,538
Sysco Corp.	72,584	2,994,090
Wal-Mart Stores, Inc.	280,655	16,064,692
Walgreens Boots Alliance, Inc.	129,686	10,981,810
Whole Foods Market, Inc.	5,359	160,556
		32,210,331
Food Products - 1.7%
Archer Daniels Midland Co.	110,227	5,032,965
Blue Buffalo Pet Products, Inc. (a)(b)	2,457	44,079
Bunge Ltd.	25,516	1,861,647
Campbell Soup Co.	12,747	647,420
ConAgra Foods, Inc.	65,560	2,658,458
Flowers Foods, Inc.	3,326	89,802
Ingredion, Inc.	11,108	1,055,926
Kellogg Co.	4,453	314,026
Mondelez International, Inc.	289,014	13,340,886
Pilgrim's Pride Corp. (b)	10,156	192,862
Pinnacle Foods, Inc.	20,712	912,985
The J.M. Smucker Co.	21,262	2,495,946
Tyson Foods, Inc. Class A	49,700	2,204,692
		30,851,694
Household Products - 2.3%
Clorox Co.	4,836	589,702
Colgate-Palmolive Co.	19,769	1,311,673
Energizer Holdings, Inc.	11,084	474,728
Kimberly-Clark Corp.	13,393	1,603,276
Procter & Gamble Co.	482,035	36,817,833
		40,797,212
Personal Products - 0.1%
Avon Products, Inc. (b)	77,578	312,639
Edgewell Personal Care Co. (a)	11,056	936,554
Herbalife Ltd. (a)(b)	1,888	105,804
Nu Skin Enterprises, Inc. Class A (b)	8,256	315,462
		1,670,459
Tobacco - 0.7%
Altria Group, Inc.	20,614	1,246,529
Philip Morris International, Inc.	138,173	12,214,493
		13,461,022

TOTAL CONSUMER STAPLES		121,354,851

ENERGY - 13.3%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	77,237	4,068,845
Cameron International Corp. (a)	34,009	2,312,952
Diamond Offshore Drilling, Inc. (b)	11,444	227,507
Dril-Quip, Inc. (a)	6,947	427,657
Ensco PLC Class A	41,633	692,357
FMC Technologies, Inc. (a)	14,368	486,069
Frank's International NV (b)	6,061	104,007
Halliburton Co.	151,187	5,802,557
Helmerich & Payne, Inc.	17,135	964,186
Nabors Industries Ltd.	58,889	591,246
National Oilwell Varco, Inc.	68,918	2,594,074
Noble Corp.	43,135	581,028
Oceaneering International, Inc.	14,478	608,366
Patterson-UTI Energy, Inc.	26,166	389,612
Rowan Companies PLC	22,237	437,624
RPC, Inc. (b)	8,815	97,229
Schlumberger Ltd.	198,305	15,499,519
Seadrill Ltd. (a)	66,602	430,915
Superior Energy Services, Inc.	26,815	379,700
Weatherford International Ltd. (a)	137,664	1,409,679
		38,105,129
Oil, Gas & Consumable Fuels - 11.2%
Anadarko Petroleum Corp.	90,249	6,035,853
Antero Resources Corp. (a)(b)	12,433	293,046
Apache Corp.	67,002	3,157,804
California Resources Corp.	56,050	226,442
Cheniere Energy, Inc. (a)	42,034	2,081,524
Chesapeake Energy Corp. (b)	104,234	743,188
Chevron Corp.	334,116	30,364,462
Cimarex Energy Co.	16,803	1,983,762
Cobalt International Energy, Inc. (a)	65,359	501,304
Columbia Pipeline Group, Inc.	56,391	1,171,241
Concho Resources, Inc. (a)	22,946	2,659,671
ConocoPhillips Co.	219,066	11,687,171
CONSOL Energy, Inc.	40,786	271,635
Continental Resources, Inc. (a)	10,254	347,713
CVR Energy, Inc.	1,795	79,806
Denbury Resources, Inc. (b)	63,627	225,240
Devon Energy Corp.	73,044	3,062,735
Diamondback Energy, Inc.	11,826	873,232
Energen Corp.	13,999	814,042
EOG Resources, Inc.	89,146	7,653,184
EP Energy Corp. (a)(b)	5,966	32,873
EQT Corp.	27,069	1,788,449
Exxon Mobil Corp.	742,884	61,466,213
Golar LNG Ltd. (b)	16,029	465,001
Gulfport Energy Corp. (a)	19,218	585,572
Hess Corp.	44,797	2,518,039
HollyFrontier Corp.	29,440	1,441,677
Kinder Morgan, Inc.	317,256	8,676,952
Kosmos Energy Ltd. (a)	28,090	191,574
Laredo Petroleum, Inc. (a)(b)	21,953	252,020
Marathon Oil Corp.	119,924	2,204,203
Marathon Petroleum Corp.	89,288	4,625,118
Murphy Oil Corp.	31,622	899,013
Newfield Exploration Co. (a)	28,927	1,162,576
Noble Energy, Inc.	76,246	2,732,657
Occidental Petroleum Corp.	136,477	10,172,996
ONEOK, Inc.	20,403	692,070
PBF Energy, Inc. Class A	17,180	584,120
Phillips 66 Co.	96,236	8,569,816
Pioneer Natural Resources Co.	26,527	3,637,913
QEP Resources, Inc.	31,508	487,114
Range Resources Corp. (b)	28,059	854,116
Rice Energy, Inc. (a)	12,999	198,365
SM Energy Co.	12,029	401,167
Southwestern Energy Co. (a)	68,329	754,352
Spectra Energy Corp.	119,283	3,407,915
Targa Resources Corp.	5,111	292,094
Teekay Corp.	5,098	163,799
Tesoro Corp.	20,994	2,244,888
Valero Energy Corp.	90,370	5,957,190
Whiting Petroleum Corp. (a)	36,389	626,982
World Fuel Services Corp.	10,536	468,431
WPX Energy, Inc. (a)	41,844	287,050
		203,075,370

TOTAL ENERGY		241,180,499

FINANCIALS - 29.5%
Banks - 11.3%
Associated Banc-Corp.	27,112	524,346
Bank of America Corp.	1,865,966	31,310,909
Bank of Hawaii Corp.	7,745	507,143
BankUnited, Inc.	18,380	683,368
BB&T Corp.	137,836	5,120,607
BOK Financial Corp. (b)	5,019	337,176
CIT Group, Inc.	30,925	1,329,775
Citigroup, Inc.	539,092	28,663,522
Citizens Financial Group, Inc.	55,410	1,346,463
Comerica, Inc.	31,629	1,372,699
Commerce Bancshares, Inc.	14,641	666,898
Cullen/Frost Bankers, Inc.	9,655	660,788
East West Bancorp, Inc.	25,562	1,032,449
Fifth Third Bancorp	143,908	2,741,447
First Horizon National Corp.	41,506	588,555
First Niagara Financial Group, Inc.	63,170	653,810
First Republic Bank	25,277	1,650,841
Huntington Bancshares, Inc.	143,673	1,576,093
JPMorgan Chase & Co.	659,366	42,364,266
KeyCorp	150,731	1,872,079
M&T Bank Corp.	23,776	2,849,554
PacWest Bancorp	19,899	896,251
Peoples United Financial, Inc.	54,949	876,437
PNC Financial Services Group, Inc.	92,021	8,305,815
Popular, Inc.	18,448	545,507
Regions Financial Corp.	238,150	2,226,703
Signature Bank (a)	737	109,754
SunTrust Banks, Inc.	91,718	3,808,131
SVB Financial Group (a)	3,395	414,428
Synovus Financial Corp.	23,682	749,062
TCF Financial Corp.	30,083	462,977
U.S. Bancorp	297,642	12,554,540
Wells Fargo & Co.	827,761	44,814,981
Zions Bancorporation	36,107	1,038,798
		204,656,172
Capital Markets - 3.1%
Ameriprise Financial, Inc.	5,396	622,483
Bank of New York Mellon Corp.	177,746	7,403,121
BlackRock, Inc. Class A	15,203	5,351,000
Charles Schwab Corp.	59,645	1,820,365
E*TRADE Financial Corp. (a)	51,515	1,468,693
Franklin Resources, Inc.	68,913	2,808,894
Goldman Sachs Group, Inc.	76,758	14,392,125
Interactive Brokers Group, Inc.	9,363	385,194
Invesco Ltd.	66,963	2,221,163
Legg Mason, Inc.	11,708	523,933
Morgan Stanley	272,371	8,980,072
Northern Trust Corp.	41,466	2,918,792
Raymond James Financial, Inc.	22,704	1,251,217
State Street Corp.	73,146	5,047,074
TD Ameritrade Holding Corp.	7,042	242,738
Waddell & Reed Financial, Inc. Class A	916	33,837
		55,470,701
Consumer Finance - 1.4%
Ally Financial, Inc. (a)	79,225	1,578,162
American Express Co.	123,755	9,066,291
Capital One Financial Corp.	97,087	7,660,164
Discover Financial Services	78,625	4,420,298
Navient Corp.	69,122	911,719
Santander Consumer U.S.A. Holdings, Inc. (a)	14,934	268,961
SLM Corp. (a)	5,970	42,148
Springleaf Holdings, Inc. (a)	9,289	435,747
Synchrony Financial (a)(b)	22,884	703,912
		25,087,402
Diversified Financial Services - 3.0%
Berkshire Hathaway, Inc. Class B (a)	308,969	42,025,963
CME Group, Inc.	56,960	5,381,011
IntercontinentalExchange, Inc.	12,737	3,214,819
Leucadia National Corp.	50,559	1,011,686
The NASDAQ OMX Group, Inc.	20,571	1,190,855
Voya Financial, Inc.	40,680	1,650,388
		54,474,722
Insurance - 5.8%
ACE Ltd.	58,026	6,588,272
AFLAC, Inc.	77,090	4,914,488
Alleghany Corp. (a)	2,843	1,410,896
Allied World Assurance Co. Holdings AG	17,008	618,411
Allstate Corp.	72,671	4,496,881
American Financial Group, Inc.	12,255	884,688
American International Group, Inc.	236,909	14,939,482
American National Insurance Co.	1,290	133,231
AmTrust Financial Services, Inc. (b)	6,446	439,746
Arch Capital Group Ltd. (a)	22,038	1,650,426
Arthur J. Gallagher & Co.	13,325	582,702
Aspen Insurance Holdings Ltd.	10,977	533,592
Assurant, Inc.	12,068	983,904
Assured Guaranty Ltd.	26,812	735,721
Axis Capital Holdings Ltd.	17,933	968,382
Brown & Brown, Inc.	20,590	664,439
Cincinnati Financial Corp.	29,203	1,758,897
CNA Financial Corp.	4,785	174,940
Endurance Specialty Holdings Ltd.	11,084	699,733
Everest Re Group Ltd.	7,894	1,404,895
FNF Group	49,831	1,758,038
Genworth Financial, Inc. Class A (a)	88,666	414,957
Hanover Insurance Group, Inc.	7,877	663,637
Hartford Financial Services Group, Inc.	74,612	3,451,551
Lincoln National Corp.	44,956	2,405,596
Loews Corp.	55,308	2,016,530
Markel Corp. (a)	2,223	1,929,564
Marsh & McLennan Companies, Inc.	38,254	2,132,278
Mercury General Corp.	4,819	260,274
MetLife, Inc.	166,441	8,385,298
Old Republic International Corp.	46,405	837,146
PartnerRe Ltd.	8,480	1,178,720
Principal Financial Group, Inc.	52,307	2,623,719
ProAssurance Corp.	9,804	519,220
Progressive Corp.	104,248	3,453,736
Prudential Financial, Inc.	80,487	6,640,178
Reinsurance Group of America, Inc.	11,762	1,061,403
RenaissanceRe Holdings Ltd.	8,182	896,993
StanCorp Financial Group, Inc.	7,499	860,285
The Chubb Corp.	40,822	5,280,326
The Travelers Companies, Inc.	56,624	6,392,283
Torchmark Corp.	22,408	1,299,888
Unum Group	44,333	1,536,138
Validus Holdings Ltd.	15,068	667,512
W.R. Berkley Corp.	17,277	964,575
White Mountains Insurance Group Ltd.	1,065	841,350
XL Group PLC Class A	54,480	2,074,598
		105,129,519
Real Estate Investment Trusts - 4.7%
Alexandria Real Estate Equities, Inc.	12,800	1,148,672
American Campus Communities, Inc.	19,953	809,493
American Capital Agency Corp.	62,678	1,117,549
American Homes 4 Rent Class A	29,532	487,278
Annaly Capital Management, Inc.	168,371	1,675,291
Apartment Investment & Management Co. Class A	27,769	1,088,267
Apple Hospitality (REIT), Inc. (b)	31,169	614,653
AvalonBay Communities, Inc.	23,486	4,106,057
BioMed Realty Trust, Inc.	36,168	846,693
Boston Properties, Inc.	2,374	298,768
Brandywine Realty Trust (SBI)	32,038	432,513
Brixmor Property Group, Inc.	30,745	787,687
Camden Property Trust (SBI)	15,430	1,138,580
Care Capital Properties, Inc.	14,737	485,584
CBL & Associates Properties, Inc.	29,753	433,799
Chimera Investment Corp.	36,640	515,891
Columbia Property Trust, Inc.	19,566	486,019
Communications Sales & Leasing, Inc.	21,509	432,116
Corporate Office Properties Trust (SBI)	16,854	387,642
Corrections Corp. of America	20,845	594,083
DDR Corp.	53,810	904,008
Digital Realty Trust, Inc.	10,278	760,161
Douglas Emmett, Inc.	25,919	791,825
Duke Realty LP	61,310	1,269,117
Empire State Realty Trust, Inc.	10,462	186,433
Equity Commonwealth (a)	23,048	661,708
Equity Residential (SBI)	64,672	5,000,439
Essex Property Trust, Inc.	11,612	2,559,749
Gaming & Leisure Properties	13,586	396,304
General Growth Properties, Inc.	102,524	2,968,070
HCP, Inc.	82,028	3,051,442
Healthcare Trust of America, Inc.	20,109	529,068
Hospitality Properties Trust (SBI)	26,646	715,179
Host Hotels & Resorts, Inc.	134,621	2,332,982
Iron Mountain, Inc.	22,747	696,968
Kilroy Realty Corp.	15,645	1,030,067
Kimco Realty Corp.	73,336	1,963,205
Liberty Property Trust (SBI)	26,555	903,401
MFA Financial, Inc.	65,981	456,589
Mid-America Apartment Communities, Inc.	13,388	1,140,524
National Retail Properties, Inc.	23,809	904,742
NorthStar Realty Finance Corp.	64,827	778,572
Omega Healthcare Investors, Inc.	23,635	815,880
Outfront Media, Inc.	24,488	578,162
Paramount Group, Inc.	31,832	565,655
Piedmont Office Realty Trust, Inc. Class A	27,500	532,950
Plum Creek Timber Co., Inc.	18,411	750,064
Post Properties, Inc.	6,451	385,383
Prologis, Inc.	93,108	3,978,505
Public Storage	2,243	514,679
Rayonier, Inc.	22,614	512,207
Realty Income Corp.	44,344	2,193,254
Regency Centers Corp.	16,763	1,139,213
Retail Properties America, Inc.	42,146	630,926
Senior Housing Properties Trust (SBI)	41,756	634,274
SL Green Realty Corp.	17,693	2,098,744
Spirit Realty Capital, Inc.	78,432	798,438
Starwood Property Trust, Inc.	42,307	849,948
Taubman Centers, Inc.	6,926	533,163
The Macerich Co.	28,119	2,382,804
Two Harbors Investment Corp.	65,276	552,235
UDR, Inc.	46,019	1,585,815
Ventas, Inc.	58,789	3,158,145
VEREIT, Inc.	160,820	1,328,373
Vornado Realty Trust	33,451	3,363,498
Weingarten Realty Investors (SBI)	22,019	787,399
Welltower, Inc.	34,201	2,218,619
Weyerhaeuser Co.	84,079	2,466,037
WP Carey, Inc.	18,538	1,174,753
WP Glimcher, Inc.	33,044	383,971
		84,800,282
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. Class A (a)	38,804	857,568
Howard Hughes Corp. (a)	4,220	521,508
Jones Lang LaSalle, Inc.	2,171	361,927
Realogy Holdings Corp. (a)	16,607	649,334
		2,390,337
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	94,388	955,207
New York Community Bancorp, Inc.	78,941	1,304,105
TFS Financial Corp.	11,761	206,523
		2,465,835

TOTAL FINANCIALS		534,474,970

HEALTH CARE - 11.6%
Biotechnology - 0.1%
Alkermes PLC (a)	4,551	327,308
Alnylam Pharmaceuticals, Inc. (a)	2,404	206,624
Baxalta, Inc.	35,297	1,216,335
		1,750,267
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	264,519	11,850,451
Alere, Inc. (a)	5,430	250,432
Baxter International, Inc.	35,296	1,319,717
Boston Scientific Corp. (a)	219,631	4,014,855
DENTSPLY International, Inc.	18,483	1,124,691
Hill-Rom Holdings, Inc.	805	42,415
Medtronic PLC	253,201	18,716,618
St. Jude Medical, Inc.	21,783	1,389,973
Stryker Corp.	29,588	2,829,205
Teleflex, Inc.	7,380	981,540
The Cooper Companies, Inc.	2,734	416,552
Zimmer Biomet Holdings, Inc.	28,400	2,969,788
		45,906,237
Health Care Providers & Services - 1.5%
Aetna, Inc.	46,782	5,369,638
Anthem, Inc.	37,488	5,216,455
Brookdale Senior Living, Inc. (a)	25,640	536,132
Cardinal Health, Inc.	5,644	463,937
Community Health Systems, Inc. (a)	21,017	589,317
DaVita HealthCare Partners, Inc. (a)	22,321	1,730,101
Express Scripts Holding Co. (a)	19,211	1,659,446
HCA Holdings, Inc. (a)	52,523	3,613,057
Health Net, Inc. (a)	11,445	735,456
Humana, Inc.	1,969	351,722
Laboratory Corp. of America Holdings (a)	11,935	1,464,902
LifePoint Hospitals, Inc. (a)	7,094	488,635
MEDNAX, Inc. (a)	7,031	495,475
Patterson Companies, Inc.	6,933	328,624
Quest Diagnostics, Inc.	25,523	1,734,288
UnitedHealth Group, Inc.	8,457	996,065
Universal Health Services, Inc. Class B	13,379	1,633,442
VCA, Inc. (a)	821	44,966
		27,451,658
Health Care Technology - 0.0%
Allscripts Healthcare Solutions, Inc. (a)	22,158	311,541
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	59,172	2,234,335
Bio-Rad Laboratories, Inc. Class A (a)	3,675	512,589
Bio-Techne Corp.	3,877	341,951
PerkinElmer, Inc.	17,032	879,532
QIAGEN NV (a)	41,230	996,529
Quintiles Transnational Holdings, Inc. (a)	736	46,846
Thermo Fisher Scientific, Inc.	46,892	6,132,536
VWR Corp.	2,445	67,262
		11,211,580
Pharmaceuticals - 6.8%
Allergan PLC (a)	38,211	11,786,947
Endo Health Solutions, Inc. (a)	25,705	1,542,043
Johnson & Johnson	429,146	43,356,620
Mallinckrodt PLC (a)	12,595	827,114
Merck & Co., Inc.	444,750	24,310,035
Mylan N.V. (b)	11,386	502,009
Perrigo Co. PLC	21,181	3,341,091
Pfizer, Inc.	1,094,073	37,001,549
		122,667,408

TOTAL HEALTH CARE		209,298,691

INDUSTRIALS - 10.3%
Aerospace & Defense - 2.4%
BWX Technologies, Inc.	15,271	432,169
General Dynamics Corp.	35,952	5,341,748
L-3 Communications Holdings, Inc.	14,634	1,849,738
Lockheed Martin Corp.	13,597	2,989,029
Northrop Grumman Corp.	23,965	4,499,429
Orbital ATK, Inc.	10,753	920,672
Precision Castparts Corp.	19,869	4,585,964
Raytheon Co.	54,217	6,365,076
Spirit AeroSystems Holdings, Inc. Class A (a)	1,912	100,839
Textron, Inc.	38,135	1,608,153
Triumph Group, Inc.	8,783	409,112
United Technologies Corp.	143,617	14,133,349
		43,235,278
Air Freight & Logistics - 0.3%
FedEx Corp.	32,165	5,019,348
Airlines - 0.1%
Copa Holdings SA Class A (b)	5,866	296,350
JetBlue Airways Corp. (a)	34,975	868,779
		1,165,129
Building Products - 0.1%
Armstrong World Industries, Inc. (a)	2,602	129,111
Fortune Brands Home & Security, Inc.	18,412	963,500
Owens Corning	20,966	954,582
		2,047,193
Commercial Services & Supplies - 0.5%
ADT Corp.	30,437	1,005,638
Clean Harbors, Inc. (a)(b)	3,388	157,508
KAR Auction Services, Inc.	16,730	642,432
Pitney Bowes, Inc.	22,042	455,167
R.R. Donnelley & Sons Co.	17,636	297,519
Republic Services, Inc.	43,082	1,884,407
Tyco International Ltd.	9,454	344,504
Waste Connections, Inc.	22,009	1,199,050
Waste Management, Inc.	74,511	4,005,711
		9,991,936
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	23,193	683,498
Chicago Bridge & Iron Co. NV	17,405	780,962
Fluor Corp.	26,043	1,245,116
Jacobs Engineering Group, Inc. (a)	22,313	895,644
KBR, Inc.	25,723	474,332
Quanta Services, Inc. (a)	29,140	586,005
		4,665,557
Electrical Equipment - 0.4%
Babcock & Wilcox Enterprises, Inc. (a)	7,632	129,591
Eaton Corp. PLC	82,993	4,640,139
Emerson Electric Co.	36,930	1,744,204
Hubbell, Inc. Class B	8,924	864,289
Regal Beloit Corp.	7,557	482,061
		7,860,284
Industrial Conglomerates - 3.5%
Carlisle Companies, Inc.	9,044	786,828
Danaher Corp.	85,504	7,978,378
General Electric Co.	1,790,256	51,774,204
Roper Industries, Inc.	11,020	2,053,577
		62,592,987
Machinery - 1.7%
AGCO Corp.	13,514	653,942
Allison Transmission Holdings, Inc.	14,640	420,168
Caterpillar, Inc.	88,592	6,466,330
Colfax Corp. (a)	17,912	482,908
Crane Co.	8,585	451,914
Cummins, Inc.	8,247	853,647
Deere & Co.	48,644	3,794,232
Donaldson Co., Inc.	2,394	72,299
Dover Corp.	28,498	1,836,126
Flowserve Corp.	12,800	593,408
IDEX Corp.	1,202	92,266
Ingersoll-Rand PLC	43,742	2,592,151
ITT Corp.	15,853	627,462
Joy Global, Inc. (b)	17,357	298,193
Kennametal, Inc.	14,127	397,251
Lincoln Electric Holdings, Inc.	1,047	62,621
Manitowoc Co., Inc. (b)	24,283	371,530
Oshkosh Corp.	13,944	572,959
PACCAR, Inc.	6,068	319,480
Parker Hannifin Corp.	13,479	1,411,251
Pentair PLC	31,919	1,784,910
SPX Corp.	7,315	89,609
SPX Flow, Inc. (a)	7,315	247,979
Stanley Black & Decker, Inc.	24,802	2,628,516
Terex Corp.	18,735	375,824
Timken Co.	13,855	437,818
Trinity Industries, Inc.	27,531	745,264
Valmont Industries, Inc.	3,973	430,832
Xylem, Inc.	32,229	1,173,458
		30,284,348
Marine - 0.0%
Kirby Corp. (a)	9,936	648,721
Professional Services - 0.2%
Dun & Bradstreet Corp.	4,520	514,692
IHS, Inc. Class A (a)	1,768	211,347
Manpower, Inc.	13,899	1,275,650
Nielsen Holdings PLC	20,338	966,258
Towers Watson & Co.	10,125	1,251,045
TransUnion Holding Co., Inc.	1,308	33,629
		4,252,621
Road & Rail - 0.6%
AMERCO	677	275,072
CSX Corp.	130,253	3,515,528
Genesee & Wyoming, Inc. Class A (a)	5,775	387,503
Kansas City Southern	19,642	1,625,572
Norfolk Southern Corp.	54,165	4,334,825
Ryder System, Inc.	9,492	681,336
		10,819,836
Trading Companies& Distributors - 0.1%
Air Lease Corp. Class A	17,262	581,902
GATX Corp.	7,833	365,801
MSC Industrial Direct Co., Inc. Class A	5,892	369,841
Now, Inc. (a)(b)	19,110	315,506
WESCO International, Inc. (a)	7,892	386,156
		2,019,206
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	12,280	976,874

TOTAL INDUSTRIALS		185,579,318

INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 2.6%
Arris Group, Inc. (a)	20,197	570,767
Brocade Communications Systems, Inc.	74,252	773,706
Cisco Systems, Inc.	903,641	26,070,043
CommScope Holding Co., Inc. (a)	10,458	339,153
EchoStar Holding Corp. Class A (a)	7,871	352,857
Harris Corp.	18,271	1,445,784
Juniper Networks, Inc.	57,736	1,812,333
Lumentum Holdings, Inc. (a)	8,344	119,653
QUALCOMM, Inc.	245,614	14,594,384
Viavi Solutions, Inc. (a)	41,714	248,198
		46,326,878
Electronic Equipment & Components - 0.5%
Arrow Electronics, Inc. (a)	17,001	934,885
Avnet, Inc.	24,133	1,096,362
Corning, Inc.	223,614	4,159,220
Dolby Laboratories, Inc. Class A	8,850	306,830
Fitbit, Inc. (b)	2,474	100,296
FLIR Systems, Inc.	9,214	245,737
Ingram Micro, Inc. Class A	26,211	780,564
Jabil Circuit, Inc.	28,025	644,015
Keysight Technologies, Inc. (a)	4,791	158,486
National Instruments Corp.	15,642	476,612
Trimble Navigation Ltd. (a)	43,658	993,220
		9,896,227
Internet Software & Services - 0.4%
HomeAway, Inc. (a)	11,485	362,467
Yahoo!, Inc. (a)	166,739	5,939,243
Zillow Group, Inc. (a)(b)	3,130	96,435
Zillow Group, Inc. Class C (a)(b)	6,300	174,447
		6,572,592
IT Services - 1.1%
Amdocs Ltd.	27,474	1,636,626
Automatic Data Processing, Inc.	16,435	1,429,681
Black Knight Financial Services, Inc. Class A	446	16,069
Booz Allen Hamilton Holding Corp. Class A	1,319	38,858
Computer Sciences Corp.	24,659	1,642,043
CoreLogic, Inc. (a)	8,851	345,012
DST Systems, Inc.	1,484	181,271
Fidelity National Information Services, Inc.	28,659	2,089,814
IBM Corp.	71,795	10,057,044
Leidos Holdings, Inc.	10,870	571,436
Paychex, Inc.	7,386	380,970
Teradata Corp. (a)	6,498	182,659
Xerox Corp.	196,149	1,841,839
		20,413,322
Semiconductors & Semiconductor Equipment - 2.6%
Altera Corp.	36,861	1,937,046
Analog Devices, Inc.	4,747	285,390
Applied Materials, Inc.	89,288	1,497,360
Broadcom Corp. Class A	90,998	4,677,297
Cree, Inc. (a)(b)	18,311	461,254
Cypress Semiconductor Corp. (b)	59,135	623,283
First Solar, Inc. (a)	13,423	766,051
Freescale Semiconductor, Inc. (a)	1,734	58,072
Intel Corp.	783,899	26,542,820
Lam Research Corp.	8,067	617,852
Marvell Technology Group Ltd.	80,494	660,856
Maxim Integrated Products, Inc.	33,053	1,354,512
Micron Technology, Inc. (a)	176,985	2,930,872
NVIDIA Corp.	95,592	2,711,945
ON Semiconductor Corp. (a)	5,794	63,734
SunEdison, Inc. (a)(b)	3,821	27,893
SunPower Corp. (a)(b)	9,016	241,989
Teradyne, Inc.	38,127	744,239
Xilinx, Inc.	35,349	1,683,319
		47,885,784
Software - 2.9%
Activision Blizzard, Inc.	89,653	3,116,338
ANSYS, Inc. (a)	12,938	1,233,121
Autodesk, Inc. (a)	10,424	575,301
CA Technologies, Inc.	56,114	1,554,919
Microsoft Corp.	622,362	32,761,136
Nuance Communications, Inc. (a)	44,970	763,141
Oracle Corp.	225,181	8,746,030
SS&C Technologies Holdings, Inc.	1,503	111,447
Symantec Corp.	120,951	2,491,591
Synopsys, Inc. (a)	25,546	1,276,789
Zynga, Inc. (a)	136,895	324,441
		52,954,254
Technology Hardware, Storage & Peripherals - 1.4%
3D Systems Corp. (a)(b)	12,617	126,927
EMC Corp.	316,763	8,305,526
HP, Inc.	323,115	8,711,180
Lexmark International, Inc. Class A	10,924	354,921
NCR Corp. (a)	30,117	801,112
NetApp, Inc.	36,679	1,247,086
SanDisk Corp.	36,937	2,844,149
Western Digital Corp.	39,924	2,667,722
		25,058,623

TOTAL INFORMATION TECHNOLOGY		209,107,680

MATERIALS - 2.8%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	6,754	938,671
Airgas, Inc.	9,359	899,961
Albemarle Corp. U.S.	19,933	1,066,814
Ashland, Inc.	10,867	1,192,327
Cabot Corp.	11,311	406,517
Celanese Corp. Class A	25,295	1,797,210
Cytec Industries, Inc.	11,442	851,514
E.I. du Pont de Nemours & Co.	86,532	5,486,129
Eastman Chemical Co.	19,837	1,431,636
FMC Corp.	6,559	267,017
Huntsman Corp.	13,341	175,701
Platform Specialty Products Corp. (a)	19,699	205,658
Praxair, Inc.	8,569	951,930
Sigma Aldrich Corp.	12,989	1,814,823
The Chemours Co. LLC	17,355	120,270
The Dow Chemical Co.	172,739	8,925,424
The Mosaic Co.	61,905	2,091,770
The Scotts Miracle-Gro Co. Class A	806	53,325
Westlake Chemical Corp.	7,168	432,015
		29,108,712
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	10,312	1,599,907
Vulcan Materials Co.	20,484	1,978,345
		3,578,252
Containers & Packaging - 0.3%
Aptargroup, Inc.	9,067	666,969
Avery Dennison Corp.	1,117	72,571
Bemis Co., Inc.	15,428	706,294
Crown Holdings, Inc. (a)	13,856	734,922
Graphic Packaging Holding Co.	24,726	350,120
Owens-Illinois, Inc. (a)	26,844	578,488
Sonoco Products Co.	17,931	765,474
WestRock Co.	42,012	2,258,565
		6,133,403
Metals & Mining - 0.7%
Alcoa, Inc.	232,682	2,077,850
Allegheny Technologies, Inc.	19,467	286,165
Freeport-McMoRan, Inc.	201,863	2,375,928
Newmont Mining Corp.	94,000	1,829,240
Nucor Corp.	56,702	2,398,495
Reliance Steel & Aluminum Co.	13,199	791,412
Royal Gold, Inc.	10,940	523,370
Southern Copper Corp.	13,691	380,062
Steel Dynamics, Inc.	38,195	705,462
Tahoe Resources, Inc.	24,921	208,120
United States Steel Corp. (b)	25,969	303,318
		11,879,422
Paper & Forest Products - 0.0%
Domtar Corp.	11,331	467,290
International Paper Co.	3,739	159,618
		626,908

TOTAL MATERIALS		51,326,697

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	922,592	30,916,058
CenturyLink, Inc.	100,170	2,825,796
Frontier Communications Corp.	207,590	1,067,013
Level 3 Communications, Inc. (a)	45,276	2,306,812
Verizon Communications, Inc.	52,180	2,446,198
Zayo Group Holdings, Inc. (b)	3,398	90,149
		39,652,026
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	11,662	1,388,011
Sprint Corp. (a)(b)	131,970	624,218
T-Mobile U.S., Inc. (a)	48,775	1,848,085
Telephone & Data Systems, Inc.	16,719	478,832
U.S. Cellular Corp. (a)	2,384	97,124
		4,436,270

TOTAL TELECOMMUNICATION SERVICES		44,088,296

UTILITIES - 6.0%
Electric Utilities - 3.2%
American Electric Power Co., Inc.	87,049	4,931,326
Duke Energy Corp.	122,867	8,781,304
Edison International	57,890	3,503,503
Entergy Corp.	31,896	2,174,031
Eversource Energy	56,441	2,875,105
Exelon Corp.	153,022	4,272,374
FirstEnergy Corp.	74,983	2,339,470
Great Plains Energy, Inc.	27,419	754,023
Hawaiian Electric Industries, Inc.	19,149	560,300
ITC Holdings Corp.	17,405	569,492
NextEra Energy, Inc.	78,909	8,100,798
OGE Energy Corp.	35,464	1,011,079
Pepco Holdings, Inc.	44,965	1,197,418
Pinnacle West Capital Corp.	19,679	1,249,813
PPL Corp.	118,708	4,083,555
Southern Co.	161,372	7,277,877
Westar Energy, Inc.	25,102	996,549
Xcel Energy, Inc.	90,069	3,209,158
		57,887,175
Gas Utilities - 0.3%
AGL Resources, Inc.	21,310	1,331,875
Atmos Energy Corp.	17,949	1,130,787
National Fuel Gas Co.	15,000	787,950
Questar Corp.	31,319	646,737
UGI Corp.	30,651	1,123,972
		5,021,321
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp. (a)	58,484	907,087
NRG Energy, Inc.	59,254	763,784
Terraform Power, Inc.	9,704	177,098
The AES Corp.	121,254	1,327,731
		3,175,700
Multi-Utilities - 2.2%
Alliant Energy Corp.	20,076	1,184,886
Ameren Corp.	43,110	1,883,045
CenterPoint Energy, Inc.	76,438	1,417,925
CMS Energy Corp.	49,182	1,773,995
Consolidated Edison, Inc.	52,036	3,421,367
Dominion Resources, Inc.	100,172	7,155,286
DTE Energy Co.	31,862	2,599,621
MDU Resources Group, Inc.	34,608	652,707
NiSource, Inc.	56,390	1,080,432
PG&E Corp.	85,279	4,553,899
Public Service Enterprise Group, Inc.	89,880	3,711,145
SCANA Corp.	25,394	1,503,833
Sempra Energy	43,988	4,504,811
TECO Energy, Inc.	41,775	1,127,925
Vectren Corp.	14,720	669,318
WEC Energy Group, Inc.	56,091	2,892,052
		40,132,247
Water Utilities - 0.1%
American Water Works Co., Inc.	31,972	1,833,914
Aqua America, Inc.	31,465	899,899
		2,733,813

TOTAL UTILITIES		108,950,256

TOTAL COMMON STOCKS
(Cost $1,737,637,712)		1,801,865,794
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.2% 2/4/16 (c)
(Cost $1,499,191)	1,500,000	1,499,568
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.18% (d)	15,296,196	$15,296,196
Fidelity Securities Lending Cash Central Fund, 0.19% (d)(e)	15,768,322	15,768,322
TOTAL MONEY MARKET FUNDS
(Cost $31,064,518)		31,064,518
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $1,770,201,421)		1,834,429,880
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(21,983,514)
NET ASSETS - 100%		$1,812,446,366

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
15 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2015	1,555,275	$123,383
19 CME S&P 500 Index Contracts (United States)	Dec. 2015	9,850,075	673,118
TOTAL FUTURES CONTRACTS			$796,501

The face value of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $900,741.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,675
Fidelity Securities Lending Cash Central Fund	172,955
Total	$184,630

Investment Valuation

The following is a summary of the inputs used, as of October 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$96,504,536	$96,504,536	$--	$--
Consumer Staples	121,354,851	121,354,851	--	--
Energy	241,180,499	241,180,499	--	--
Financials	534,474,970	534,474,970	--	--
Health Care	209,298,691	209,298,691	--	--
Industrials	185,579,318	185,579,318	--	--
Information Technology	209,107,680	209,107,680	--	--
Materials	51,326,697	51,326,697	--	--
Telecommunication Services	44,088,296	44,088,296	--	--
Utilities	108,950,256	108,950,256	--	--
U.S. Government and Government Agency Obligations	1,499,568	--	1,499,568	--
Money Market Funds	31,064,518	31,064,518	--	--
Total Investments in Securities:	$1,834,429,880	$1,832,930,312	$1,499,568	$--
Derivative Instruments:
Assets
Futures Contracts	$796,501	$796,501	$--	$--
Total Assets	$796,501	$796,501	$--	$--
Total Derivative Instruments:	$796,501	$796,501	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $1,770,455,792. Net unrealized appreciation aggregated $63,974,088, of which $188,651,417 related to appreciated investment securities and $124,677,329 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Holdings Report
for

Fidelity® Tax-Free Bond Fund

October 31, 2015

1.809079.112
SFB-QTLY-1215

Investments October 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.1%
	Principal Amount	Value
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	1,400,000	1,416,002
Huntsville Pub. Bldg. Auth. Rev.:
5% 10/1/20	$520,000	$550,217
5% 10/1/20 (Pre-Refunded to 4/1/17 @ 100)	280,000	298,068
5% 10/1/22	655,000	692,872
5% 10/1/22 (Pre-Refunded to 4/1/17 @ 100)	345,000	367,263
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (b)	585,000	591,312
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,124,800

TOTAL ALABAMA		5,040,534

Arizona - 1.6%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,113,150
5.25% 10/1/20 (FSA Insured)	2,600,000	2,985,814
5.25% 10/1/23 (FSA Insured)	5,000,000	5,735,750
5.25% 10/1/26 (FSA Insured)	1,000,000	1,141,410
5.25% 10/1/28 (FSA Insured)	500,000	567,850
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21 (Pre-Refunded to 1/1/17 @ 100)	1,000,000	1,053,100
Series 2007 B, 1.028%, tender 1/1/37 (b)	1,000,000	885,170
Series 2008 D, 5.5% 1/1/38	3,400,000	3,647,078
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22 (Pre-Refunded to 9/1/18 @ 100)	5,000,000	5,692,950
Glendale Gen. Oblig. Series 2015, 4% 7/1/21 (FSA Insured)	1,205,000	1,337,393
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/16 (AMBAC Insured)	1,000,000	1,007,960
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	2,000,000	2,255,460
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/20	1,520,000	1,683,324
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	1,200,000	1,330,008
Maricopa County School District #28 Kyrene Elementary Series 2010 B, 4% 7/1/21	375,000	422,846
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,100,000	1,199,253
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	6,309,800
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/27	1,000,000	1,163,090
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Series 2008 A, 5% 1/1/24	1,000,000	1,087,880
Series 2009 A, 5% 1/1/26	300,000	336,216
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,904,575
5.5% 12/1/29	2,100,000	2,522,016
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	285,000	314,050
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33	1,000,000	1,093,600

TOTAL ARIZONA		47,789,743

California - 13.5%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	2,000,000	2,317,940
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155,000	1,924,501
California Edl. Facilities Auth. Rev.:
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	4,850,000	5,146,335
Series U6, 5% 5/1/45	8,600,000	11,168,820
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (b)	10,400,000	11,109,696
Series 2007, 5.625% 5/1/20	5,000	5,020
5% 8/1/20	2,745,000	2,893,806
5% 10/1/22	1,500,000	1,722,555
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,194,534
5% 12/1/22	7,810,000	8,509,073
5% 11/1/24	3,000,000	3,255,330
5% 3/1/26 (Pre-Refunded to 3/1/16 @ 100)	1,000,000	1,015,950
5% 3/1/31 (Pre-Refunded to 3/1/16 @ 100)	1,700,000	1,726,554
5% 9/1/31 (Pre-Refunded to 9/1/16 @ 100)	1,200,000	1,247,448
5% 9/1/32 (Pre-Refunded to 9/1/16 @ 100)	1,400,000	1,455,356
5% 9/1/33 (Pre-Refunded to 9/1/33 @ 100)	2,400,000	2,472,792
5% 9/1/35 (Pre-Refunded to 9/1/35 @ 100)	215,000	221,304
5.25% 9/1/23	8,500,000	10,329,625
5.25% 12/1/33	35,000	35,125
5.25% 4/1/35	4,300,000	4,930,294
5.25% 3/1/38	2,525,000	2,752,023
5.25% 11/1/40	1,100,000	1,282,116
5.5% 8/1/27	3,200,000	3,606,080
5.5% 8/1/29	4,300,000	4,840,639
5.5% 4/1/30	5,000	5,019
5.5% 3/1/40	600,000	695,484
5.6% 3/1/36	300,000	350,766
6% 3/1/33	5,850,000	7,024,446
6% 4/1/38	3,100,000	3,606,726
6% 11/1/39	11,280,000	13,418,124
6.5% 4/1/33	5,050,000	6,000,865
California Health Facilities Fing. Auth. Rev.:
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,000,000	1,016,430
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	45,000	52,387
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	2,155,000	2,512,148
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	5,400,000	6,350,346
Series 2013 A, 5% 8/15/52	15,070,000	16,447,097
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	5,265,000	6,243,974
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,600,000	1,605,872
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,056,880
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,640,000	3,093,552
(Univ. of California Research Proj.) Series 2006 E, 5.25% 10/1/19 (Pre-Refunded to 10/1/16 @ 100)	2,000,000	2,092,540
(Univ. Proj.) Series 2011 B, 5.25% 10/1/25	6,000,000	7,170,060
(Various Cap. Projs.):
Series 2012 A, 5% 4/1/24	6,500,000	7,693,010
Series 2012 G, 5% 11/1/25	1,500,000	1,786,860
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	1,400,000	1,663,788
5% 12/1/23	2,600,000	3,075,072
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,003,850
Series 2005 K, 5% 11/1/16	1,300,000	1,304,771
Series 2009 G1, 5.75% 10/1/30	835,000	974,053
Series 2009 I:
6.125% 11/1/29	500,000	593,760
6.375% 11/1/34	1,400,000	1,684,592
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,330,000	3,855,274
5.75% 11/1/27	5,600,000	6,479,144
6% 11/1/40	5,400,000	6,233,598
California Statewide Cmntys. Dev. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,100,000	5,593,986
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (a)	1,450,000	1,397,699
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	2,122,877
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	2,077,047
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 5% 6/1/29	2,500,000	2,854,675
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38 (Pre-Refunded to 12/1/17 @ 100)	3,100,000	3,580,593
Long Beach Unified School District Series A, 5.75% 8/1/33	1,450,000	1,675,664
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	10,000,000	11,864,000
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/24	2,000,000	2,330,200
5% 3/1/25	1,000,000	1,157,420
Los Angeles Unified School District Series 2002 B, 5% 7/1/22 (Pre-Refunded to 7/1/17 @ 100)	1,200,000	1,286,784
Los Angeles Unified School District Ctfs. of Prtn. Series 2007 A, 5% 10/1/17 (AMBAC Insured)	1,080,000	1,165,936
Los Angeles Wastewtr. Sys. Rev. Series 2009 A:
5.75% 6/1/34	4,450,000	5,122,662
5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	5,550,000	6,501,270
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,109,390
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/31 (Pre-Refunded to 6/1/16 @ 100)	1,500,000	1,541,355
Merced Union High School District Series A, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455,000	1,292,011
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,067,260
Northern California Transmission Agcy. Rev. (California-Oregon Transmission Proj.) Series 2009 A:
5% 5/1/23	2,235,000	2,515,582
5% 5/1/24	1,510,000	1,699,007
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39 (Pre-Refunded to 1/15/19 @ 100)	1,000,000	1,170,650
Series 2012, 5% 1/15/27	4,865,000	5,576,701
Oakland Unified School District Alameda County:
Series 2009 A, 6.5% 8/1/20	1,935,000	2,273,335
Series 2015 A:
5% 8/1/27	1,295,000	1,498,108
5% 8/1/28 (FSA Insured)	1,500,000	1,747,590
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	1,500,000	1,678,635
5% 2/1/24	2,915,000	3,368,253
Port of Oakland Rev. Series 2007 C, 5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,245,970
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	672,061
Series B:
0% 8/1/33	4,350,000	2,139,461
0% 8/1/37	8,000,000	3,192,640
0% 8/1/38	4,225,000	1,602,036
0% 8/1/39	7,220,000	2,599,128
0% 8/1/40	1,100,000	375,650
0% 8/1/41	4,900,000	1,586,179
Poway Unified School District Pub. Fing.:
5% 9/1/27	1,050,000	1,168,850
5% 9/1/30	1,370,000	1,504,863
Riverside Swr. Rev. Series 2015 A:
5% 8/1/30	2,880,000	3,350,102
5% 8/1/31	1,630,000	1,885,649
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	1,600,000	1,081,248
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	4,475,000	5,340,957
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,121,570
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	1,338,540
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	4,470,000	5,209,651
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000,000	3,393,180
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	1,300,000	620,893
0% 7/1/36	10,050,000	4,319,189
0% 7/1/37	5,105,000	2,083,861
0% 7/1/39	3,500,000	1,291,115
Series 2008 E:
0% 7/1/47 (a)	2,600,000	1,325,376
0% 7/1/49	9,300,000	2,063,763
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (Pre-Refunded to 8/1/17 @ 100)	1,900,000	2,055,952
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/24	1,000,000	1,202,880
5% 6/1/27	1,000,000	1,173,790
5% 6/1/32	10,000,000	11,433,400
San Jose Int'l. Arpt. Rev. Series 2007 B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,506,379
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	1,700,000	1,954,235
San Marcos Redev. Agcy. Successor Series 2015 A, 5% 10/1/28	2,590,000	3,075,055
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38	1,700,000	1,893,205
Series 2010 B, 0% 8/1/47	3,700,000	897,139
San Mateo County Joint Powers Fing. Auth. Series 2009 A, (Cap. Projects) 5.25% 7/15/23	2,795,000	3,217,297
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	926,780
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	1,238,484
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	165,000	165,528
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	8,300,000	8,980,517
Univ. of California Revs.:
Series 2009 O:
5.75% 5/15/30 (Pre-Refunded to 5/15/19 @ 100)	5,700,000	6,652,014
5.75% 5/15/34 (Pre-Refunded to 5/15/19 @ 100)	3,060,000	3,571,081
Series O:
5.25% 5/15/39	835,000	941,354
5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	165,000	189,701
Ventura County Cmnty. College District Series C, 5.5% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	1,700,000	1,919,691
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	2,000,000	2,320,120
Washington Township Health Care District Rev.:
Series 2007 A, 5% 7/1/16	535,000	548,643
Series 2009 A:
5.125% 7/1/17	205,000	217,679
5.25% 7/1/18	230,000	252,138
5.5% 7/1/19	390,000	439,234
6% 7/1/29	1,000,000	1,116,400
Series 2010 A, 5.25% 7/1/30	1,900,000	2,023,196
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,200,000	1,343,460
Series 2012, 5% 8/1/27	5,000,000	5,821,500
Yuba City Unified School District Series A, 0% 9/1/22 (FGIC Insured)	1,000,000	830,490

TOTAL CALIFORNIA		397,941,368

Colorado - 0.6%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B, 5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	1,000,000	1,000,000
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	2,000,000	1,865,300
0% 7/15/22 (Escrowed to Maturity)	4,500,000	3,925,440
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.) Series 2006 D, 5.25% 11/15/27 (Pre-Refunded to 11/15/16 @ 100)	2,000,000	2,101,140
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,883,778
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	1,000,000	1,072,240
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,263,346
Series 2010 C, 5.375% 9/1/26	1,000,000	1,118,290
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5.5% 6/1/26 (Pre-Refunded to 6/1/19 @ 100)	1,250,000	1,448,488

TOTAL COLORADO		16,678,022

District Of Columbia - 0.9%
District of Columbia Hosp. Rev.:
(Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39 (Pre-Refunded to 10/1/19 @ 100)	5,000,000	6,033,950
Series 2015:
5% 7/15/29	4,000,000	4,588,280
5% 7/15/30	6,495,000	7,395,857
District of Columbia Rev. Series B, 4.75% 6/1/32	800,000	861,896
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/31 (Assured Guaranty Corp. Insured)	5,825,000	3,035,175
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,020,000	2,020,701
0% 10/1/39 (Assured Guaranty Corp. Insured)	10,000,000	3,442,800

TOTAL DISTRICT OF COLUMBIA		27,378,659

Florida - 13.2%
Brevard County School Board Ctfs. of Prtn.:
Series 2007 B, 5% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	1,000,000	1,073,350
Series 2014, 5% 7/1/27	1,700,000	1,988,575
Series 2015 C:
5% 7/1/25	1,375,000	1,643,538
5% 7/1/27	1,455,000	1,702,699
Broward County Arpt. Sys. Rev. series 2012 Q1, 5% 10/1/22	2,000,000	2,378,200
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,030,610
Series 2012 A, 5% 7/1/24	8,830,000	10,305,670
Series 2015 A:
5% 7/1/24	940,000	1,126,769
5% 7/1/26	3,635,000	4,338,082
Series 2015 B, 5% 7/1/25	1,560,000	1,882,343
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	5,000,000	5,134,000
Series 2011 A1, 5% 6/1/20	1,000,000	1,155,140
Series 2012 A1, 5% 6/1/21	3,100,000	3,636,486
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	8,060,000	9,411,098
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/29	6,380,000	7,367,560
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	4,300,000	5,010,446
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	1,665,000	1,790,658
Series 2011 E, 5% 6/1/24	2,385,000	2,808,862
Series A, 5.5% 6/1/38	700,000	777,196
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	2,400,000	2,721,816
Florida Gen. Oblig.:
(Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2008 A, 5.375% 7/1/26	5,675,000	6,170,655
Series 2008 A, 5.25% 7/1/37	1,000,000	1,078,330
Series 2011 B, 5% 7/1/23	3,600,000	4,285,332
Series 2012 A, 5% 7/1/25	3,300,000	3,910,500
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	2,600,000	2,846,532
Series 2015 C, 5% 10/1/35	2,000,000	2,167,320
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	1,125,000	1,315,620
Series 2009 A, 6.25% 10/1/31	1,000,000	1,183,820
Series 2015 B, 5% 10/1/29	1,250,000	1,466,388
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	585,000	605,715
5% 6/1/24	835,000	961,102
5% 6/1/28	655,000	738,309
5% 6/1/46	1,225,000	1,306,548
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	305,000	305,454
5% 11/15/16 (Pre-Refunded to 11/16/15 @ 100)	495,000	495,807
Series 2005 B, 5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	130,000	130,194
Series 2008 B, 6% 11/15/37	5,000,000	5,754,000
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	4,980,000	5,134,031
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,500,000	1,895,310
Hillsborough County School Board Ctfs. of Prtn. Series 2015 A, 5% 7/1/26	8,000,000	9,539,840
Indian River County School Board Ctfs. of Prtn. Series 2014, 5% 7/1/24	2,600,000	3,063,268
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2012 A, 4% 10/1/23	2,335,000	2,556,918
Series Three 2010 D, 5% 10/1/38	2,800,000	3,031,952
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	2,250,000	2,635,943
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/29 (FSA Insured)	1,500,000	1,709,490
Miami-Dade County Aviation Rev.:
Series 2010 A:
5.5% 10/1/30	1,000,000	1,167,930
5.5% 10/1/41	1,500,000	1,711,080
Series 2010 A1, 5.375% 10/1/35	4,240,000	4,833,346
Series 2014 A, 5% 10/1/37	8,500,000	9,523,570
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/24	1,000,000	1,181,330
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28 (Pre-Refunded to 4/1/16 @ 100)	1,400,000	1,431,290
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	3,300,000	3,583,305
Series 2014 A:
5% 7/1/25	1,430,000	1,693,277
5% 7/1/27	1,000,000	1,163,070
5% 7/1/28	2,225,000	2,571,210
5% 7/1/29	1,010,000	1,158,834
5% 7/1/44	18,800,000	20,566,448
Series 2014 B, 5% 7/1/30	2,500,000	2,848,000
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,651,545
Series 2011 B, 5.625% 5/1/31	2,195,000	2,578,159
Series 2014 D:
5% 11/1/22	2,085,000	2,462,885
5% 11/1/23	5,485,000	6,564,887
5% 11/1/24	6,350,000	7,576,185
5% 11/1/25	6,655,000	7,840,655
Series 2015 A, 5% 5/1/29	12,370,000	14,050,093
Series 2015 B:
5% 5/1/27	13,000,000	15,029,170
5% 5/1/28	7,305,000	8,374,014
Series 2016 A, 5% 5/1/32 (c)	10,000,000	11,153,800
Series 2016 B, 5% 8/1/26 (c)	4,505,000	5,258,011
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/22	765,000	910,541
5% 7/1/42	800,000	885,704
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	6,000,000	7,321,500
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	915,000	1,002,483
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	2,285,000	2,607,368
5.75% 10/1/43	285,000	311,408
5.75% 10/1/43 (Pre-Refunded to 10/1/18 @ 100)	715,000	815,872
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.375% 10/1/23	2,500,000	2,850,025
Series 2012 A, 5% 10/1/42	6,315,000	6,610,479
Series 2012 B, 5% 10/1/42	2,500,000	2,616,975
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/28	5,000,000	5,932,000
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	1,150,000	1,376,723
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 A, 5.25% 10/1/39 (Pre-Refunded to 4/1/19 @ 100)	1,000,000	1,146,410
Series 2009 B, 5% 10/1/33	6,200,000	6,905,188
Series 2012 A, 5% 10/1/24	1,450,000	1,779,426
Series 2013 A:
5% 10/1/24	2,300,000	2,822,537
5% 10/1/25	1,800,000	2,235,600
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/31	1,500,000	1,664,370
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
5% 8/1/22	2,000,000	2,373,820
5% 8/1/23	3,550,000	4,237,174
5% 8/1/24	1,500,000	1,803,210
Series 2015 B:
5% 8/1/23	1,500,000	1,790,355
5% 8/1/24	4,135,000	4,970,849
5% 8/1/25	875,000	1,054,664
Series 2015 D:
5% 8/1/28	1,980,000	2,321,411
5% 8/1/29	6,765,000	7,856,871
5% 8/1/30	6,985,000	8,029,816
5% 8/1/31	7,015,000	8,013,796
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	4,000,000	4,811,280
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Assured Guaranty Corp. Insured)	1,590,000	1,804,730
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (b)	2,300,000	2,527,654
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A, 5% 7/1/26	2,515,000	2,869,716
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/16	1,315,000	1,356,146
5% 7/1/17	4,385,000	4,705,149
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	2,375,000	2,662,256
Tallahassee Health Facilities Rev. Series 2015 A:
4% 12/1/35	1,600,000	1,565,344
5% 12/1/40	1,000,000	1,081,350
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B:
5% 10/1/19	1,305,000	1,504,039
5% 10/1/19 (Escrowed to Maturity)	1,420,000	1,638,936
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	900,000	1,044,630
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/22	810,000	961,956

TOTAL FLORIDA		388,323,331

Georgia - 2.9%
Atlanta Wtr. & Wastewtr. Rev.:
Series 2009 A, 6.25% 11/1/39 (Pre-Refunded to 11/1/19 @ 100)	12,700,000	15,319,248
5% 11/1/28	1,500,000	1,781,640
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (b)	3,000,000	3,068,250
2.2%, tender 4/2/19 (b)	5,900,000	6,054,639
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	4,120,000	3,744,338
Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,726,460
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	2,900,000	3,194,785
6.125% 9/1/40	3,665,000	3,976,635
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	1,000,000	1,142,480
5.25% 10/1/41	1,900,000	2,139,685
Fulton County Wtr. & Swr. Rev.:
Series 2011, 5% 1/1/23	2,500,000	2,913,800
Series 2013, 5% 1/1/32	10,000,000	11,438,600
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,523,160
Series C, 5% 1/1/22	2,900,000	3,421,913
Series GG, 5% 1/1/23	1,600,000	1,916,256
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series R, 5% 10/1/21	1,225,000	1,444,520
Series S, 5% 10/1/24	1,575,000	1,851,759
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	4,900,000	5,542,292
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art and Design Projs.) Series 2014, 5% 4/1/44	3,700,000	3,978,277
(The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/28	2,560,000	2,891,238
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	1,995,000	1,813,096
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	1,075,410

TOTAL GEORGIA		85,958,481

Idaho - 0.5%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,900,000	2,158,438
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	6,300,000	7,326,144
Series 2015 ID:
5.5% 12/1/26	1,200,000	1,494,420
5.5% 12/1/27	3,250,000	4,013,230
5% 12/1/24	500,000	605,890

TOTAL IDAHO		15,598,122

Illinois - 15.3%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,065,000	969,182
Chicago Board of Ed.:
Series 2008 C:
5.25% 12/1/23	1,060,000	1,037,454
5.25% 12/1/24	715,000	695,867
Series 2010 F, 5% 12/1/20	570,000	562,949
Series 2011 A:
5.25% 12/1/41	2,210,000	1,974,127
5.5% 12/1/39	2,700,000	2,471,391
Series 2012 A, 5% 12/1/42	1,615,000	1,392,372
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	944,214
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600,000	1,383,312
(City Colleges Proj.):
Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,155,649
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,330,000	9,684,507
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	210,000	210,111
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,905,000	4,956,650
Series 2009 A, 5% 1/1/22	760,000	767,615
Series 2009 C, 5% 1/1/23	1,285,000	1,293,121
Series 2011 A, 5% 1/1/40	2,825,000	2,810,677
Series 2012 A:
5% 1/1/33	2,175,000	2,172,368
5% 1/1/34	1,045,000	1,042,461
Series 2012 C, 5% 1/1/23	2,160,000	2,184,948
Series A, 5.5% 1/1/17 (FSA Insured)	1,480,000	1,536,373
5% 1/1/26	685,000	686,939
5% 1/1/27	1,610,000	1,613,623
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/16 (FSA Insured)	1,200,000	1,209,384
Series 2011 C, 6.5% 1/1/41	6,585,000	7,855,576
Series 2013 D, 5% 1/1/27	5,175,000	5,872,745
Chicago Park District Gen. Oblig.:
Series 2010 C:
5.25% 1/1/37	2,100,000	2,250,465
5.25% 1/1/40	1,300,000	1,384,344
Series 2013 A:
5.5% 1/1/33	1,000,000	1,113,050
5.75% 1/1/38	2,400,000	2,725,536
Series 2014 B:
5% 1/1/24	1,000,000	1,129,070
5% 1/1/25	1,000,000	1,120,680
Series 2014 C, 5% 1/1/28	2,000,000	2,185,980
Series 2014 D, 5% 1/1/20	1,000,000	1,104,370
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	12,000,000	12,858,000
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21 (Pre-Refunded to 12/1/16 @ 100)	1,000,000	1,049,070
Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	1,200,000	1,283,016
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,000,000	1,066,600
Chicago Wtr. Rev. Series 2008:
5.25% 11/1/33	2,300,000	2,395,450
5.25% 11/1/38	9,150,000	9,412,239
Cook County Cmnty. College District Series 2013:
5% 12/1/23	2,000,000	2,330,120
5% 12/1/24	1,000,000	1,154,870
5.25% 12/1/25	1,450,000	1,665,572
Cook County Forest Preservation District Series 2012 C:
5% 12/15/22	1,230,000	1,387,551
5% 12/15/37	1,000,000	1,048,680
Cook County Gen. Oblig.:
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,061,040
Series 2010 A, 5.25% 11/15/33	13,180,000	13,807,632
Series 2011 A, 5.25% 11/15/28	1,625,000	1,731,974
Series 2012 C:
5% 11/15/23	4,375,000	4,795,088
5% 11/15/24	3,500,000	3,811,010
5% 11/15/25 (FSA Insured)	5,800,000	6,330,468
Des Plaines Pub. Library District 5.5% 1/1/30	4,210,000	4,877,117
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24 (Pre-Refunded to 5/1/16 @ 100)	365,000	374,202
Series 2006, 5.25% 5/1/24	1,035,000	1,056,311
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	5,600,000	4,732,000
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	2,400,000	2,659,464
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,100,000	1,280,356
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,527,826
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	2,100,000	2,342,382
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,900,000	2,061,310
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	2,295,000	2,462,810
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	1,247,369
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	2,800,000	3,044,048
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	3,700,000	4,240,533
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30	7,630,000	8,655,014
(Provena Health Proj.):
Series 2009 A, 7.75% 8/15/34	6,060,000	7,300,300
Series 2010 A, 6% 5/1/28	5,300,000	6,085,937
(Rush Univ. Med. Ctr. Proj.):
Series 2009 A, 7.25% 11/1/30 (Pre-Refunded to 11/1/18 @ 100)	1,865,000	2,211,965
Series 2009 C, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	2,300,000	2,740,220
Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	2,300,000	2,740,220
Series B, 5.75% 11/1/28 (Pre-Refunded to 11/1/18 @ 100)	3,595,000	4,105,059
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37 (Pre-Refunded to 8/1/17 @ 100)	6,825,000	7,403,487
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A:
5.5% 8/15/30	750,000	807,113
6% 8/15/23	1,000,000	1,086,660
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	3,825,000	4,055,571
Series 2008 A:
5.625% 1/1/37	9,995,000	10,649,073
6% 2/1/23 (AMBAC Insured)	400,000	441,020
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	2,880,000	3,415,795
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	150,000	181,863
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	6,210,000	7,557,818
Series 2010 A:
5.5% 8/15/24	1,050,000	1,171,202
5.75% 8/15/29	700,000	775,271
Series 2012 A:
5% 5/15/19	1,000,000	1,116,620
5% 5/15/23	700,000	808,024
Series 2012:
4% 9/1/32	3,000,000	2,875,500
5% 9/1/22	800,000	915,568
5% 9/1/32	4,000,000	4,315,920
5% 9/1/38	5,400,000	5,759,316
5% 11/15/43	1,640,000	1,740,663
Series 2013:
5% 11/15/24	1,115,000	1,288,249
5% 11/15/27	400,000	450,636
5% 5/15/43	3,700,000	3,801,528
Series 2015 A:
5% 11/15/31	3,500,000	3,934,525
5% 11/15/45	8,500,000	9,211,195
5% 11/15/23	1,845,000	2,193,465
5% 8/15/35	3,340,000	3,644,708
5% 8/15/44	15,400,000	16,534,826
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	1,500,000	1,612,200
5.5% 1/1/31	1,000,000	1,112,460
Series 2010:
5% 1/1/21 (FSA Insured)	900,000	973,872
5% 1/1/23 (FSA Insured)	2,100,000	2,240,091
Series 2012 A, 5% 1/1/33	1,700,000	1,750,711
Series 2012:
5% 8/1/19	900,000	974,835
5% 8/1/21	740,000	811,765
5% 3/1/23	1,500,000	1,627,485
5% 8/1/23	1,675,000	1,832,115
5% 3/1/36	1,000,000	1,026,090
Series 2013 A, 5% 4/1/35	900,000	926,901
Series 2013, 5.5% 7/1/38	2,000,000	2,112,300
Series 2014:
5% 2/1/23	1,850,000	2,024,825
5% 5/1/32	1,400,000	1,459,990
5.25% 2/1/29	3,900,000	4,179,747
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.):
Series 2002 A, 5.25% 5/15/22 (FSA Insured)	1,175,000	1,293,875
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	1,000,000	1,081,350
5.25% 5/15/32 (FSA Insured)	590,000	637,997
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/29	10,000,000	11,532,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2013 A, 5% 1/1/38	20,000,000	21,963,800
Series 2015 A, 5% 1/1/40	6,700,000	7,424,605
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	1,020,954
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	2,056,329
0% 11/1/20 (FSA Insured)	3,850,000	3,362,629
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025,000	4,268,838
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	910,000	884,584
0% 12/1/17 (Escrowed to Maturity)	90,000	88,339
6.5% 1/1/20 (AMBAC Insured)	310,000	371,696
6.5% 1/1/20 (Escrowed to Maturity)	535,000	650,640
6.5% 1/1/20 (Escrowed to Maturity)	55,000	66,888
Lake County Cmnty. Consolidated School District #73 Gen. Oblig. 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	840,000	830,239
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,856,540
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,000,000	1,003,460
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	1,600,000	1,224,064
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,255,000	3,210,472
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,900,000	6,200,614
Series 2010 B1:
0% 6/15/43 (FSA Insured)	15,500,000	3,889,415
0% 6/15/44 (FSA Insured)	19,125,000	4,551,941
0% 6/15/45 (FSA Insured)	12,145,000	2,741,248
0% 6/15/47 (FSA Insured)	5,660,000	1,148,244
Series 2012 B:
0% 12/15/51	5,900,000	796,972
5% 6/15/52	7,100,000	7,251,869
0% 6/15/16	970,000	963,550
0% 6/15/16 (Escrowed to Maturity)	155,000	154,687
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,808,321
Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	4,870,000	5,646,765
Series 2010 A:
5% 4/1/25	1,700,000	1,921,816
5.25% 4/1/30	1,020,000	1,162,433
Series 2013:
6% 10/1/42	1,935,000	2,227,630
6.25% 10/1/38	1,900,000	2,161,079
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	420,000	418,009
0% 11/1/16 (FSA Insured)	1,280,000	1,267,149
0% 11/1/18 (Escrowed to Maturity)	945,000	915,034
0% 11/1/18 (FSA Insured)	4,085,000	3,894,802
0% 11/1/19 (Escrowed to Maturity)	1,290,000	1,226,429
0% 11/1/19 (FSA Insured)	8,310,000	7,708,855

TOTAL ILLINOIS		450,117,097

Indiana - 3.0%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875,000	3,310,764
Carlisle-Sullivan Independent School Bldg. Corp. Series 2007, 5% 7/15/20 (Pre-Refunded to 7/15/17 @ 100)	1,000,000	1,075,060
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29 (Pre-Refunded to 8/1/16 @ 100)	1,000,000	1,036,250
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (Pre-Refunded to 7/15/17 @ 100)	1,525,000	1,636,783
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	3,721,567
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,100,000	3,752,085
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,700,000	1,884,739
Indiana Fin. Auth. Rev.:
Series 2012:
5% 3/1/25	1,000,000	1,143,500
5% 3/1/30	500,000	552,650
5% 3/1/41	2,590,000	2,776,687
Series 2015 A, 5.25% 2/1/32	2,940,000	3,446,239
Series 2015, 5% 3/1/36	4,500,000	4,913,055
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A:
5% 10/1/24	850,000	1,005,933
5% 10/1/37	1,700,000	1,926,542
Series 2014 A:
5% 10/1/25	1,200,000	1,445,664
5% 10/1/26	1,750,000	2,086,630
(CWA Auth. Proj.) Series 2014 A, 5% 10/1/27	1,750,000	2,063,723
(CWA Auth. Proj.) Series 2015 A:
5% 10/1/29	2,295,000	2,661,144
5% 10/1/45	12,700,000	14,075,029
Series 2011 A, 5.25% 10/1/26	1,000,000	1,169,310
Series 2011 B, 5% 10/1/41	2,000,000	2,219,620
Indiana Health & Edl. Facilities Fing. Auth. Rev. (Sisters of St. Francis Health Svcs., Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (FSA Insured)	1,600,000	1,712,464
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	2,800,000	2,832,844
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	800,000	934,144
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	985,650
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,088,260
Series A, 5.5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,005,000	1,013,372
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/19	8,390,000	9,514,176
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,045,070
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
5% 7/15/27	5,000,000	5,761,600
5% 1/15/30	4,300,000	4,858,742
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B, 5% 7/1/27	1,220,000	1,388,250

TOTAL INDIANA		89,037,546

Kansas - 0.2%
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	1,800,000	1,667,682
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X, 4% 11/15/18 (Escrowed to Maturity)	400,000	436,612
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 5% 9/1/26	4,020,000	4,619,663

TOTAL KANSAS		6,723,957

Kentucky - 0.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/21	1,185,000	1,315,077
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
Series 2010 A, 6% 6/1/30	945,000	1,069,381
Series 2015 A:
4.5% 6/1/46	1,520,000	1,513,692
5.25% 6/1/50	9,270,000	9,783,558
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,605,000	1,706,211
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	1,275,000	1,457,363
5.75% 10/1/38	3,105,000	3,574,631
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,158,740

TOTAL KENTUCKY		21,578,653

Louisiana - 0.9%
Louisiana Citizens Property Ins. Corp. Assessment Rev. Series 2015, 5% 6/1/20	3,750,000	4,306,688
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	800,000	962,584
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (Pre-Refunded to 6/1/17 @ 100)	1,500,000	1,614,570
5.5% 6/1/41 (Pre-Refunded to 6/1/17 @ 100)	4,770,000	5,143,682
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,003,610
Series 2012:
5% 12/1/24	2,455,000	2,857,595
5% 12/1/25	2,400,000	2,781,768
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/23	2,500,000	2,883,900
5.5% 5/15/29	5,000,000	5,663,800

TOTAL LOUISIANA		27,218,197

Maine - 0.2%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,800,000	1,990,638
Maine Tpk. Auth. Tpk. Rev.:
Series 2007:
5.25% 7/1/27 (Pre-Refunded to 7/1/17 @ 100)	1,065,000	1,147,506
5.25% 7/1/37 (Pre-Refunded to 7/1/17 @ 100)	1,500,000	1,616,205
Series 2015, 5% 7/1/37	1,700,000	1,935,773

TOTAL MAINE		6,690,122

Maryland - 0.4%
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	1,000,000	1,065,770
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	1,880,000	1,993,026
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18 (Escrowed to Maturity)	370,000	389,987
6% 1/1/38 (Pre-Refunded to 1/1/18 @ 100)	4,200,000	4,678,842
Series 2010, 5.625% 7/1/30	1,100,000	1,177,154
Series 2015, 5% 7/1/40	2,000,000	2,152,180

TOTAL MARYLAND		11,456,959

Massachusetts - 0.3%
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2011 I, 6.75% 1/1/36	1,000,000	1,154,150
Series 2015 D, 5% 7/1/44	2,575,000	2,770,932
5.5% 7/1/44	2,600,000	2,771,132
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	1,073,220

TOTAL MASSACHUSETTS		7,769,434

Michigan - 3.5%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	800,000	877,704
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,300,000	2,312,742
Detroit Wtr. Supply Sys. Rev. Series 2006 B:
6.25% 7/1/36 (FSA Insured)	1,500,000	1,650,690
7% 7/1/36 (FSA Insured)	1,400,000	1,581,692
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	1,000,000	1,168,840
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	800,000	863,936
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	1,355,000	1,486,638
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2015 I:
5% 4/15/27	14,000,000	16,724,820
5% 4/15/28	2,000,000	2,370,140
5% 4/15/29	1,500,000	1,761,975
Series IA:
5.375% 10/15/41	1,000,000	1,145,460
5.5% 10/15/45	2,000,000	2,299,820
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32 (Pre-Refunded to 6/1/22 @ 100)	2,350,000	2,710,960
5% 6/1/20 (Escrowed to Maturity)	750,000	875,040
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	1,100,000	1,328,701
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	2,400,000	2,898,984
Series 2012:
5% 11/15/36	1,300,000	1,413,828
5% 11/15/42	2,950,000	3,176,000
Series 2013, 5% 8/15/29	3,865,000	4,360,493
Series 2015 MI, 5% 12/1/25	3,000,000	3,632,220
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	3,625,000	3,915,761
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	2,000,000	2,243,760
(Sparrow Hosp. Proj.) Series 2007, 5% 11/15/15	1,390,000	1,392,349
Series 2008 A1:
6.5% 12/1/33	780,000	891,696
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	2,720,000	3,183,624
Michigan Muni. Bond Auth. Rev. Series 2009, 5% 10/1/26	4,165,000	4,755,472
Portage Pub. Schools Series 2008, 5% 5/1/23 (FSA Insured)	5,275,000	5,775,176
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	900,000	1,083,249
Wayne County Arpt. Auth. Rev.:
Series 2015 D:
5% 12/1/30	1,300,000	1,461,980
5% 12/1/31	2,300,000	2,572,090
5% 12/1/40 (FSA Insured)	3,000,000	3,267,450
Series 2015 G:
5% 12/1/31	1,500,000	1,677,450
5% 12/1/32	1,500,000	1,670,730
5% 12/1/33	2,000,000	2,220,520
Series 2015, 5% 12/1/29	1,600,000	1,810,960
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,404,267
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	5,215,360
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/19 (FSA Insured)	1,000,000	1,003,400

TOTAL MICHIGAN		102,185,977

Minnesota - 1.0%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	1,765,000	1,806,901
Maple Grove Health Care Facilities Series 2015, 5% 9/1/27	1,285,000	1,455,442
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	1,000,000	1,047,380
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2007 A, 5% 1/1/22	8,845,000	9,291,407
Minneapolis Health Care Sys. Rev.:
6.5% 11/15/38	845,000	943,316
6.5% 11/15/38 (Pre-Refunded to 11/15/18 @ 100)	155,000	180,232
Minnesota Gen. Oblig. 5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	40,000	43,044
Minnesota Higher Ed. Facilities Auth. Rev.:
5% 3/1/20	890,000	939,155
5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	1,300,000	1,378,039
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40	700,000	749,000
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21 (Pre-Refunded to 1/1/19 @ 100)	1,915,000	2,160,197
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17 (Escrowed to Maturity)	1,225,000	1,323,894
Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	6,690,000	7,823,353
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/36 (Pre-Refunded to 11/15/16 @ 100)	1,000,000	1,050,040

TOTAL MINNESOTA		30,191,400

Missouri - 0.4%
Kansas City Spl. Oblig.:
4% 9/1/18	400,000	431,012
5% 9/1/21	295,000	335,123
5% 9/1/22	500,000	567,800
5% 9/1/23	400,000	454,080
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000,000	1,072,320
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/21	125,000	125,348
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
3.125% 2/1/27	400,000	393,456
3.25% 2/1/28	400,000	393,232
4% 2/1/40	400,000	394,536
5% 2/1/34	3,115,000	3,435,471
5% 2/1/36	1,200,000	1,313,196
5% 2/1/45	1,900,000	2,056,712
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	940,000	955,134

TOTAL MISSOURI		11,927,420

Nebraska - 0.2%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.717% 12/1/17 (b)	1,000,000	987,700
Douglas County Hosp. Auth. #2 Health Facilities Rev. 6% 8/15/24	1,080,000	1,175,245
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/26	2,550,000	2,758,080

TOTAL NEBRASKA		4,921,025

Nevada - 0.3%
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,400,000	1,596,924
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2011 C, 5% 6/1/24	1,900,000	2,227,712
Series 2012 B, 5% 6/1/42	3,260,000	3,644,289

TOTAL NEVADA		7,468,925

New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	2,900,000	3,211,460
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	2,200,000	2,322,518
Series 2012:
4% 7/1/23	1,000,000	1,036,050
4% 7/1/32	900,000	885,969
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 10/1/19	2,890,000	3,306,854
5% 2/1/20	1,300,000	1,496,105

TOTAL NEW HAMPSHIRE		12,258,956

New Jersey - 2.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (Pre-Refunded to 11/1/15 @ 100)	600,000	600,000
New Jersey Ctfs. of Prtn. Series 2009 A:
5.125% 6/15/24	1,500,000	1,612,605
5.25% 6/15/28	1,000,000	1,069,400
New Jersey Econ. Dev. Auth. Rev.:
Series 2011 EE:
5% 9/1/20	1,255,000	1,358,701
5% 9/1/20 (Escrowed to Maturity)	3,395,000	3,973,644
Series 2013:
5% 3/1/23	4,500,000	4,854,150
5% 3/1/24	6,200,000	6,638,774
5% 3/1/25	700,000	744,030
Series 2015 XX, 5% 6/15/26	15,000,000	15,746,700
6% 12/15/34 (Pre-Refunded to 12/15/34 @ 100)	30,000	33,460
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	3,700,000	4,089,018
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	1,300,000	1,444,001
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	445,596
Series 2008 A, 0% 12/15/35	24,090,000	7,885,621
Series 2014 AA, 5% 6/15/24	15,000,000	16,117,200

TOTAL NEW JERSEY		66,612,900

New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/18	3,000,000	3,363,450
New York - 8.7%
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	5,200,000	5,915,052
New York City Gen. Oblig.:
Series 2007 D1:
5.125% 12/1/23	635,000	693,471
5.125% 12/1/23 (Pre-Refunded to 12/1/17 @ 100)	365,000	398,846
Series 2008 A1, 5.25% 8/15/27	2,200,000	2,448,028
Series 2009 I1, 5.625% 4/1/29	1,000,000	1,148,420
Series 2012 A1, 5% 8/1/24	2,720,000	3,208,974
Series 2012 F, 5% 8/1/24	10,525,000	12,375,506
Series 2012 G1, 5% 4/1/25	5,040,000	5,931,828
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	1,065,000	1,160,456
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,040,330
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	1,026,230
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40	5,400,000	6,051,132
Series 2009 CC, 5% 6/15/34	3,585,000	3,922,815
Series 2009 EE, 5.25% 6/15/40	3,300,000	3,717,549
Series 2009 FF 2, 5.5% 6/15/40	4,800,000	5,492,928
Series 2011 EE, 5.375% 6/15/43	22,705,000	26,628,878
Series 2012 EE, 5.25% 6/15/30	6,300,000	7,417,179
Series 2013 EE, 5% 6/15/47	11,710,000	12,998,568
Series 2014 CC, 5% 6/15/47	5,800,000	6,464,796
Series 2015 AA, 5% 6/15/44	8,900,000	9,976,455
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2:
6% 7/15/33	6,415,000	7,270,055
6% 7/15/38	13,000,000	14,725,230
Series 2009 S3, 5.25% 1/15/39	8,300,000	9,210,178
Series 2009 S4:
5.5% 1/15/39	1,200,000	1,360,140
5.75% 1/15/39	2,500,000	2,853,150
Series S1:
5% 7/15/24	2,000,000	2,399,240
5% 7/15/27	2,000,000	2,355,060
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/28	7,205,000	8,506,727
5% 11/15/29	5,000,000	5,865,350
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A:
4% 5/15/21	1,500,000	1,698,300
4% 5/15/22	5,000,000	5,671,550
5% 5/15/23	2,000,000	2,388,560
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2007 A, 5% 3/15/32 (Pre-Refunded to 3/15/17 @ 100)	3,900,000	4,139,889
Series 2008 B, 5.75% 3/15/36	5,500,000	6,316,640
5% 2/15/34	1,750,000	1,948,888
New York Dorm. Auth. Revs. (New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	370,000	394,124
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,475,380
Series 2008 A, 5.25% 11/15/36	4,600,000	4,952,360
Series 2008 C, 6.5% 11/15/28	3,600,000	4,199,004
Series 2012 D, 5% 11/15/25	9,500,000	11,257,785
Series 2012 F, 5% 11/15/24	4,600,000	5,494,194
Series 2014 B, 5.25% 11/15/44	2,215,000	2,503,947
New York Thruway Auth. Gen. Rev. Series 2007 H:
5% 1/1/25	4,000,000	4,348,840
5% 1/1/26	2,500,000	2,715,200
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21 (Pre-Refunded to 4/1/17 @ 100)	1,900,000	2,020,669
Rockland County Gen. Oblig. Series 2014 A, 5% 3/1/18 (FSA Insured)	1,825,000	1,987,024
Tobacco Settlement Fing. Corp.:
Series 2011:
5% 6/1/17	4,000,000	4,284,000
5% 6/1/17	3,600,000	3,855,600
Series 2013 B:
5% 6/1/20	4,600,000	4,725,442
5% 6/1/21	2,000,000	2,054,320
Triborough Bridge & Tunnel Auth. Revs. 5% 11/15/22	1,970,000	2,386,005

TOTAL NEW YORK		255,380,292

North Carolina - 1.4%
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,353,456
Series 2012, 5% 11/1/41	1,630,000	1,752,266
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26 (Pre-Refunded to 1/1/19 @ 100)	3,730,000	4,213,818
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	3,118,854
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,000,000	1,104,940
Series 2015 A, 5% 1/1/28	3,500,000	4,186,840
Series 2015 C:
5% 1/1/29	8,000,000	9,476,480
5% 1/1/30	10,000,000	11,749,300
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	2,900,000	3,197,134
Randolph County Ctfs. of Prtn. 5% 2/1/20 (Pre-Refunded to 2/1/17 @ 100)	1,500,000	1,585,365

TOTAL NORTH CAROLINA		41,738,453

North Dakota - 0.2%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,500,000	1,603,425
McLean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	3,700,000	4,036,552
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5.125% 7/1/21	1,065,000	1,089,602

TOTAL NORTH DAKOTA		6,729,579

Ohio - 1.7%
American Muni. Pwr., Inc. Rev.:
(Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	900,000	983,970
(Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	5,900,000	6,834,265
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	1,500,000	1,536,855
5% 6/1/17	1,755,000	1,864,986
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,090,000	1,224,114
5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,208,771
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	5,298,750
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	1,900,000	2,179,471
Lake County Hosp. Facilities Rev.:
Series 2015, 5% 8/15/26	1,170,000	1,350,929
6% 8/15/43	400,000	441,676
6% 8/15/43 (Pre-Refunded to 8/15/18 @ 100)	2,100,000	2,397,780
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,900,000	2,321,781
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	4,400,000	4,449,456
Ohio Air Quality Dev. Auth. Rev.:
Bonds (First Energy Nuclear Generation Proj.) Series 2006 A, 3.75%, tender 12/3/18 (b)	7,900,000	8,082,332
Series 2009 C, 5.625% 6/1/18	700,000	746,263
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	5,800,000	1,838,426
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	4,000,000	4,099,520
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,300,000	2,558,865

TOTAL OHIO		49,418,210

Oklahoma - 1.0%
Grand River Dam Auth. Rev. Series 2014 A, 5% 6/1/39	7,000,000	7,893,410
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/24	1,105,000	1,319,503
5% 10/1/32	1,100,000	1,242,032
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.5% 8/15/20 (Pre-Refunded to 8/15/18 @ 100)	2,000,000	2,256,180
5.5% 8/15/22 (Pre-Refunded to 8/15/18 @ 100)	2,400,000	2,707,416
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	3,625,000	3,946,066
Series 2012:
5% 2/15/21	955,000	1,114,552
5% 2/15/24	1,800,000	2,083,788
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	3,705,000	4,167,977
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/17	1,205,000	1,266,539

TOTAL OKLAHOMA		27,997,463

Oregon - 0.1%
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	1,900,000	2,232,044
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	825,886
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,120,220

TOTAL OREGON		4,178,150

Pennsylvania - 1.6%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4.7% 8/15/19	1,000,000	1,129,360
5% 8/15/20	3,000,000	3,412,920
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	1,000,000	1,163,400
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	443,368
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	1,700,000	2,060,808
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2012 A, 5% 6/1/24	1,400,000	1,618,316
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A, 5% 10/1/23	2,160,000	2,412,115
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	1,700,000	1,850,161
5% 1/1/23	1,000,000	1,007,330
Pennsylvania Gen. Oblig.:
Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	700,000	742,504
Series 2015 1, 5% 3/15/29	8,125,000	9,413,950
Series 2015, 5% 3/15/33	2,460,000	2,796,553
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.):
Ninth Series, 5.25% 8/1/40	3,800,000	4,182,166
Seventh Series, 5% 10/1/37 (AMBAC Insured)	2,100,000	2,181,648
5% 8/1/26	1,000,000	1,180,790
5% 8/1/27	1,000,000	1,170,580
5% 8/1/28	2,000,000	2,320,960
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500,000	2,739,275
Series 2008 B, 7.125% 7/15/38 (Pre-Refunded to 7/15/16 @ 100)	1,000,000	1,048,000
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/22	1,000,000	1,160,940
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A, 0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,242,150

TOTAL PENNSYLVANIA		46,277,294

South Carolina - 4.9%
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,086,040
Scago Edl. Facilities Corp. for Colleton School District:
(School District of Colleton County Proj.) Series 2015, 5% 12/1/24	4,535,000	5,365,449
(School Proj.):
5% 12/1/16 (Escrowed to Maturity)	1,000,000	1,049,620
5% 12/1/18 (Pre-Refunded to 12/1/16 @ 100)	1,880,000	1,973,286
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	2,900,000	3,269,199
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/18	1,765,000	1,817,721
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	2,700,000	2,986,443
Series 2012 C, 5% 12/1/18	7,000,000	7,827,680
Series 2013 E, 5.5% 12/1/53	14,000,000	15,507,800
Series 2014 A:
5% 12/1/49	29,450,000	31,502,932
5.5% 12/1/54	14,400,000	16,031,808
Series 2014 C, 5% 12/1/46	19,400,000	21,063,550
Series 2015 A, 5% 12/1/50	6,545,000	7,082,868
Series 2015 C, 5% 12/1/21	22,000,000	26,159,320
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,590,000	1,760,655

TOTAL SOUTH CAROLINA		144,484,371

South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2014 B, 5% 11/1/44	5,000,000	5,473,300
Tennessee - 0.2%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006, 5% 12/15/15	2,525,000	2,536,438
Jackson Hosp. Rev.:
5.75% 4/1/41	405,000	440,028
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	1,095,000	1,219,283
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,700,000	1,724,735
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	935,000	962,134

TOTAL TENNESSEE		6,882,618

Texas - 8.8%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	2,000,000	2,123,820
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19 (Pre-Refunded to 8/1/18 @ 100)	1,500,000	1,691,655
Bastrop Independent School District Series 2007:
5.25% 2/15/37 (Pre-Refunded to 2/15/17 @ 100)	1,000,000	1,061,210
5.25% 2/15/42 (Pre-Refunded to 2/15/17 @ 100)	3,255,000	3,454,239
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (XL Cap. Assurance, Inc. Insured)	1,715,000	1,822,119
5% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,325,000	1,407,561
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	1,000,000	1,095,720
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (AMBAC Insured)	1,670,000	1,788,336
Comal Independent School District Series 1996, 0% 2/1/16	2,235,000	2,234,195
Corpus Christi Util. Sys. Rev. 5% 7/15/23	3,400,000	3,992,042
Crowley Independent School District Series 2006, 5.25% 8/1/33 (Pre-Refunded to 8/1/16 @ 100)	500,000	518,585
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	5,615,000	6,229,281
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/22	1,500,000	1,570,215
Series 2010 A, 5% 11/1/42	5,200,000	5,706,584
Dallas Independent School District Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	500,000	564,445
Dallas Wtrwks. & Swr. Sys. Rev. Series 2008, 5% 10/1/33 (Pre-Refunded to 10/1/18 @ 100)	3,000,000	3,354,120
Freer Independent School District:
Series 2007:
5.25% 8/15/37	315,000	335,557
5.25% 8/15/37 (Pre-Refunded to 8/15/17 @ 100)	215,000	232,677
5.25% 8/15/37 (Pre-Refunded to 8/15/17 @ 100)	470,000	508,643
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,610,000	2,950,501
Granbury Independent School District 0% 8/1/19	1,000,000	958,710
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	27,390,000	29,752,388
5.25% 10/1/51	25,400,000	28,298,140
5.5% 4/1/53	2,300,000	2,510,657
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	5,200,000	5,605,028
Harris County Gen. Oblig. (Road Proj.) Series 2008 B, 5.25% 8/15/47	11,600,000	12,535,772
Houston Arpt. Sys. Rev. Series 2011 B:
5% 7/1/25	1,460,000	1,681,365
5% 7/1/26	3,000,000	3,430,800
Houston Independent School District Series 2005 A, 0% 2/15/16	2,800,000	2,798,824
Lewisville Independent School District 0% 8/15/18	1,025,000	998,063
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35 (Pre-Refunded to 2/1/16 @ 100)	1,000,000	1,012,390
Lower Colorado River Auth. Rev.:
Series 2015 B:
5% 5/15/30	4,500,000	5,140,935
5% 5/15/31	7,200,000	8,174,952
Series 2015 D:
5% 5/15/27	1,500,000	1,760,640
5% 5/15/29	2,150,000	2,488,668
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Pre-Refunded to 2/15/19 @ 100)	4,500,000	5,207,040
6% 2/15/49 (Pre-Refunded to 2/15/19 @ 100)	5,000,000	5,825,950
Mansfield Independent School District 5.5% 2/15/17	15,000	15,059
North Forest Independent School District Series A, 5% 8/15/18 (Pre-Refunded to 8/15/16 @ 100)	2,125,000	2,204,858
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24	1,000,000	1,103,850
5% 6/1/25	2,100,000	2,315,817
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35 (Pre-Refunded to 9/1/16 @ 100)	1,000,000	1,038,860
North Texas Tollway Auth. Rev.:
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,700,000	2,080,817
Series 2009 A, 6.25% 1/1/39	3,000,000	3,443,910
Series 2011 A:
5.5% 9/1/41	5,370,000	6,304,810
6% 9/1/41	2,100,000	2,551,899
Series 2011 D, 5% 9/1/28	4,700,000	5,511,032
Series 2014 A, 5% 1/1/24	2,500,000	2,974,850
Series 2015 B, 5% 1/1/31	7,115,000	8,106,262
6% 1/1/24	150,000	165,191
6% 1/1/25	740,000	814,777
6% 1/1/25 (Pre-Refunded to 1/1/18 @ 100)	5,260,000	5,847,647
Prosper Independent School District Series 2007, 5.375% 8/15/33 (Pre-Refunded to 8/15/17 @ 100)	2,400,000	2,602,632
Rockdale Independent School District 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	580,000	588,427
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/18	600,000	664,968
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	1,000,000	1,091,710
Series 2012, 5.25% 2/1/25	1,600,000	2,004,512
San Antonio Wtr. Sys. Rev. Series 2012:
5% 5/15/25	3,540,000	4,208,564
5% 5/15/26	7,000,000	8,284,290
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,374,240
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A, 4% 8/15/43	1,005,000	1,014,336
Series 2015, 5% 9/1/30	5,000,000	5,593,150
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	785,000	896,541
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	1,015,000	1,159,221
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/15	1,000,000	1,001,140
Texas Gen. Oblig.:
Series 2006 A, 5% 4/1/29 (Pre-Refunded to 4/1/17 @ 100)	1,020,000	1,085,076
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	130,000	143,260
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	1,370,000	1,509,740
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/16 (Escrowed to Maturity)	20,000	19,946
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 9/1/16 @ 100)	5,040,000	4,990,507
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	2,100,000	2,483,376
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/25 (Pre-Refunded to 4/1/17 @ 100)	1,200,000	1,275,684
5% 4/1/26 (Pre-Refunded to 4/1/17 @ 100)	1,525,000	1,621,182
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,000,000	1,078,220
Univ. of Texas Board of Regents Sys. Rev.:
Series 2007 F, 4.75% 8/15/27 (Pre-Refunded to 2/15/17 @ 100)	855,000	901,888
4.75% 8/15/27	1,230,000	1,290,307
Waller Independent School District 5.5% 2/15/33	5,100,000	5,553,135

TOTAL TEXAS		259,737,518

Utah - 0.1%
Utah Associated Muni. Pwr. Sys. Rev. Series 2012 A, 5% 9/1/25	1,680,000	1,945,390
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	1,785,000	1,991,043

TOTAL UTAH		3,936,433

Vermont - 0.2%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	3,900,000	4,276,974
Virginia - 0.6%
Fredericksburg Econ. Dev. Auth. Rev. 5% 6/15/26	1,960,000	2,226,874
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 2008 B, 2.15%, tender 9/1/20 (b)	6,000,000	6,121,680
Univ. of Virginia Gen. Rev. Series 2015 A, 5% 4/1/45	3,000,000	3,472,590
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/40	1,400,000	1,591,478
Winchester Econ. Dev. Auth. Series 2015, 5% 1/1/44	2,500,000	2,761,850

TOTAL VIRGINIA		16,174,472

Washington - 2.3%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	799,056
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	3,000,000	3,283,890
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43 (Pre-Refunded to 1/1/18 @ 100)	7,700,000	8,545,537
Series 2009, 5.25% 1/1/42	1,000,000	1,116,220
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/26	3,880,000	4,467,471
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/22	3,500,000	4,048,100
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	9,641,300
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	4,537,150
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	7,894,810
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Pre-Refunded to 8/15/19 @ 100)	1,500,000	1,770,195
Series 2010 A, 5.25% 8/15/20	2,325,000	2,652,523
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	3,800,000	4,363,122
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	1,500,000	1,642,755
Series 2012 A, 5% 10/1/24	6,700,000	7,943,252
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	2,200,000	2,577,938
Series 2015, 5% 1/1/26	2,000,000	2,340,660

TOTAL WASHINGTON		67,623,979

West Virginia - 0.4%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds 1.9%, tender 4/1/19 (b)	4,310,000	4,318,491
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,300,000	1,441,076
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,000,000	1,106,700
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A:
4% 10/1/44	1,500,000	1,520,190
5% 10/1/44	2,900,000	3,225,670

TOTAL WEST VIRGINIA		11,612,127

Wisconsin - 1.0%
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,018,790
Wisconsin Health & Edl. Facilities:
Series 2014:
4% 5/1/33	1,475,000	1,431,576
5% 5/1/23	1,410,000	1,566,961
5% 5/1/25	775,000	853,779
Series 2015, 5% 12/15/44	10,000,000	10,892,600
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	1,000,000	1,124,080
5.75% 7/1/30	1,000,000	1,150,590
Series 2013 B:
5% 7/1/26	750,000	856,890
5% 7/1/36	1,900,000	2,056,731
(Children's Hosp. of Wisconsin Proj.) Series 2008 A, 5.25% 8/15/23	2,000,000	2,218,500
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	1,000,000	1,010,830
Series 2012:
5% 10/1/24	1,400,000	1,638,196
5% 6/1/27	1,000,000	1,139,630
5% 8/15/32	1,000,000	1,107,600
5% 6/1/39	1,190,000	1,275,930

TOTAL WISCONSIN		29,342,683

Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	2,600,000	2,992,860
TOTAL MUNICIPAL BONDS
(Cost $2,661,807,661)		2,828,487,054

Municipal Notes - 0.6%
Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	4,195,000	$4,466,626
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.35% 11/6/15, VRDN (b)	3,000,000	3,000,000
Series 2010 B1, 0.31% 11/6/15, VRDN (b)	2,500,000	2,500,000

TOTAL LOUISIANA		5,500,000

New York - 0.2%
Rockland County Gen. Oblig. TAN 2% 3/16/16	7,000,000	7,036,470
TOTAL MUNICIPAL NOTES
(Cost $16,937,277)		17,003,096
TOTAL INVESTMENT PORTFOLIO - 96.7%
(Cost $2,678,744,938)		2,845,490,150
NET OTHER ASSETS (LIABILITIES) - 3.3%		96,482,033
NET ASSETS - 100%		$2,941,972,183

Security Type Abbreviations

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

BAN – BOND ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

Legend

 (a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At October 31, 2015, the cost of investment securities for income tax purposes was $2,678,837,715. Net unrealized appreciation aggregated $166,652,435, of which $174,949,600 related to appreciated investment securities and $8,297,165 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 29, 2015

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 29, 2015